Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net income (loss)	$ 147,449	$ (41,989)
Add items not affecting cash
Share-based compensation	10,751	16,983
Deferred income tax expense	35,040
Foreign exchange	(1,205)	(3,575)
Investment loss from joint venture	214
Gain on deconsolidation of subsidiaries	(226,418)
Unrealized gain on fair value of financial asset - FID	(530)
Amortisation	992	324
Amortisation - office leases	556	274
Interest expense	84	47
Net changes in non-cash working capital items:
Receivables	53	667
Prepaid expenses	103	755
Advances and deposits	2,467	(2,585)
Accounts payable and accrued liabilities	1,442	3,981
Receivables - unconsolidated affiliates	(1,160)
Accounts payable - unconsolidated affiliates	5,472
Net cash used in operating activities	(24,690)	(25,118)
Investing activities
Exploration and evaluation assets	(42,385)	(51,257)
Proceeds received from disposal of subsidiaries	41,116
Aqualung Carbon Capture pilot plant development	(68)	(1,778)
Purchase of property, plant and equipment	(1,015)	(199)
Purchase of short-term investment	(472)
Patent		(41)
Net cash used in from investing activities	(2,824)	(53,275)
Financing activities
Proceeds from issuance of shares	21,309
Exercise of options	770	5,407
Lease payments	(638)	(314)
Share issuance costs	(1,663)	(75)
Net cash provided by financing activities	19,778	5,018
Effect of exchange rates on cash	1,017	3,922
Net change in cash	(6,719)	(69,453)
Cash, beginning of year	59,612	129,065
Cash, end of year	$ 52,893	$ 59,612